Financial guarantee liabilities and financial guarantee assets	12 Months Ended
Dec. 31, 2020
Guarantees [Abstract]
Financial guarantee liabilities and financial guarantee assets
1 6 .	Financial guarantee liabilities and financial guarantee assets
(i) Financial guarantee liabilities
The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2018, 2019 and 2020.

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	—	15,537	101,933
Fair value of financial guarantee liabilities upon the inception of new loans	44,549	493,799	56,810
Release of financial guarantee liabilities upon repayment	(21,397)	(407,403)	(138,483)
Contingent liabilities	(7,615)	—	—

Balance at the end of the year	15,537	101,933	20,260

(ii) Financial guarantee assets, net
The financial guarantee assets, net consist of the following:

	December 31,
	2019	2020
	RMB	RMB
Short-term:
Short-term financial assets receivable	100,419	19,561
Allowance for credit losses	(9,045)	(992)

Short-term financial assets receivable, net	91,374	18,569

Long-term:
Long-term financial assets receivable	3,647	698
Allowance for credit losses	—	—

Long-term financial assets receivable, net	3,647	698

The movement of the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	—	—	9,045
Additions/(Reversal)	—	12,527	(8,053)
Charge-offs	—	(3,482)	—

Balance at end of the year	—	9,045	992